Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2023 - $113,321; 2022 - $110,944; allowance for credit losses: 2023 - $37; 2022 - $21)	$ 99,465	$ 117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2023 - $490; 2022 - $487)	18,211	17,893
Policy loans	2,345	2,349
Derivative investments	3,519	5,697
Other investments	3,577	3,445
Total investments	130,990	151,636
Cash and invested cash	2,499	2,331	$ 1,462	$ 1,879
Deferred acquisition costs, value of business acquired and deferred sales inducements	12,263	11,933
Reinsurance recoverables, net of allowance for credit losses	21,264	23,866
Market risk benefit assets	2,807	1,888
Accrued investment income	1,234	1,157
Goodwill	1,144	1,778
Other assets	19,926	25,234
Separate account assets	143,536	182,583
Total assets	335,663	402,406
Liabilities
Policyholder account balances	113,972	109,716
Future contract benefits	38,302	40,767
Market risk benefit liabilities	2,078	4,399
Deferred front-end loads	5,045	4,220
Payables for collateral on investments	6,638	8,936
Short-term debt	562	1,084
Long-term debt	2,269	2,334
Other liabilities	14,657	22,433
Separate account liabilities	143,536	182,583
Total liabilities	327,059	376,472
Stockholder’s Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	12,903	11,950
Retained earnings	1,414	3,734
Accumulated other comprehensive income (loss)	(5,713)	10,250
Total stockholder’s equity	8,604	25,934	$ 25,041
Total liabilities and stockholder’s equity	$ 335,663	$ 402,406